Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended					30 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. You should refer to “Compensation Discussion and Analysis” for a complete description of how executive compensation relates to Company performance and how the Talent and Compensation Committee makes its decisions.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Gantt ($)(1)	Summary Compensation Table Total for Freeman ($)(1)	Compensation Actually Paid to Gantt ($)(2)	Compensation Actually Paid to Freeman ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income (in thousands) ($)	Pre-Tax Income (in thousands) ($)(8)
2025	—	11,615,896	—	10,595,479	5,150,687	4,657,633	165	149	1,023,703	1,361,308
2024	—	12,622,664	—	11,335,630	5,552,588	4,921,341	285	157	1,186,073	1,557,597
2023	11,296,746	9,496,611	7,675,675	10,515,744	4,994,889	5,671,123	325	154	1,239,502	1,647,776
2022	12,828,375	—	10,494,358	—	6,184,287	4,864,545	227	128	1,377,159	1,841,349
2021	10,577,833	—	16,385,495	—	5,983,437	9,749,517	285	155	1,034,375	1,388,423

		Mr. Freeman has served as our Chief Executive Officer since July 1, 2023.
Company Selected Measure Name		Pre-Tax Income
Named Executive Officers, Footnote
(4)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Gantt for 2021 and 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Gantt for 2021 and 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024 and 2023, Messrs. Satterfield, Plemmons, Overbey and Parr; and (ii) for 2022 and 2021, Mr. David S. Congdon and Messrs. Satterfield, Freeman and Plemmons.

Peer Group Issuers, Footnote
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the Dow Jones Transportation Average for all years presented in the table.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Gantt, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gantt during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Gantt’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Gantt ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Gantt ($)
2025	—	—	—	—
2024	—	—	—	—
2023	11,296,746	(5,927,559)	2,306,488	7,675,675
2022	12,828,375	(2,578,625)	244,608	10,494,358
2021	10,577,833	(1,975,247)	7,782,909	16,385,495

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Freeman, as computed in accordance with Item 402(v) for his service as CEO during 2023, 2024 and 2025. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Freeman during his service as CEO in 2023, 2024 and 2025. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Freeman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Freeman ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Freeman ($)
2025	11,615,896	(2,377,606)	1,357,189	10,595,479
2024	12,622,664	(2,251,915)	964,881	11,335,630
2023	9,496,611	(1,113,075)	2,132,208	10,515,744

Non-PEO NEO Average Total Compensation Amount		$ 5,150,687	$ 5,552,588	$ 4,994,889	$ 6,184,287	$ 5,983,437
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,657,633	4,921,341	5,671,123	4,864,545	9,749,517
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	5,150,687	(1,231,851)	738,797	4,657,633
2024	5,552,588	(1,189,851)	558,604	4,921,341
2023	4,994,889	(789,283)	1,465,517	5,671,123
2022	6,184,287	(1,012,865)	(306,877)	4,864,545
2021	5,983,437	(1,237,056)	5,003,136	9,749,517

Equity Valuation Assumption Difference, Footnote	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)		Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	—		—	—		—	—		—	—
2024	—		—	—		—	—		—	—
2023	181,993	(i)	—	4,066,217	(ii)	708,783	(2,650,505)	(iii)	—	2,306,488
2022	2,344,590		(1,459,624)	—		(648,995)	—		8,637	244,608
2021	4,121,370		3,520,877	—		134,605	—		6,057	7,782,909

(i)
The amount reflects a pro rata RSA grant of 898 shares received by Mr. Gantt for his service as a non-employee director beginning July 1, 2023 (following his retirement as our President and Chief Executive Officer effective June 30, 2023).
(ii)
This amount reflects the accelerated vesting on June 23, 2023, of an aggregate of 24,898 shares subject to Mr. Gantt’s outstanding unvested RSAs and outstanding earned and unvested PBRSUs in connection with his retirement from the Company as discussed above.
(iii)
This amount reflects 18,680 shares of outstanding unvested RSAs and outstanding earned and unvested PBRSUs granted in 2021 and 2022 that were forfeited in 2023 due to the accelerated vesting of these shares on June 23, 2023, in connection with Mr. Gantt’s retirement from the Company as discussed above.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	1,314,050	(98,509)	—	141,648	—	—	1,357,189
2024	970,200	(166,447)	—	161,128	—	—	964,881
2023	826,873	790,440	—	514,895	—	—	2,132,208

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

Most Important Financial Performance Measures
Pre-Tax Income
Three-Year Relative TSR
Operating Ratio

Total Shareholder Return Amount		$ 165	285	325	227	285
Peer Group Total Shareholder Return Amount		$ 149	$ 157	$ 154	$ 128	$ 155
Company Selected Measure Amount		1,361,308,000	1,557,597,000	1,647,776,000	1,841,349,000	1,388,423,000
PEO Name	Mr. Gantt				Mr. Gantt	Mr. Gantt	Mr. Freeman
Additional 402(v) Disclosure
(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Gantt for 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Gantt for 2021 and 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) during the applicable year. The names of each of the named executive officers (excluding Mr. Gantt for 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024 and 2023, Messrs. Satterfield, Plemmons, Overbey and Parr; and (ii) for 2022 and 2021, Mr. David S. Congdon and Messrs. Satterfield, Freeman and Plemmons. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Gantt for 2021 and 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Net Income		$ 1,023,703,000	$ 1,186,073,000	$ 1,239,502,000	$ 1,377,159,000	$ 1,034,375,000
Measure:: 1
Pay vs Performance Disclosure
Name		Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name		Three-Year Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name		Operating Ratio
Gantt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	0	11,296,746	12,828,375	10,577,833
PEO Actually Paid Compensation Amount		0	0	7,675,675	10,494,358	16,385,495
Freeman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		11,615,896	12,622,664	9,496,611
PEO Actually Paid Compensation Amount		10,595,479	11,335,630	10,515,744
PEO | Gantt [Member]
Pay vs Performance Disclosure
Adjustment Value of Equity Awards		0	0	(5,927,559)	(2,578,625)	(1,975,247)
Adjustment Equity Awards		0	0	2,306,488	244,608	7,782,909
PEO | Gantt [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	181,993	2,344,590	4,121,370
PEO | Gantt [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0	(1,459,624)	3,520,877
PEO | Gantt [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	4,066,217	0	0
PEO | Gantt [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	708,783	(648,995)	134,605
PEO | Gantt [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	(2,650,505)	0	0
PEO | Gantt [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0	8,637	6,057
PEO | Freeman [Member]
Pay vs Performance Disclosure
Adjustment Value of Equity Awards		(2,377,606)	(2,251,915)	(1,113,075)
Adjustment Equity Awards		1,357,189	964,881	2,132,208
PEO | Freeman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		1,314,050	970,200	826,873
PEO | Freeman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		(98,509)	(166,447)	790,440
PEO | Freeman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0
PEO | Freeman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		141,648	161,128	514,895
PEO | Freeman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0
PEO | Freeman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment Value of Equity Awards		(1,231,851)	(1,189,851)	(789,283)	(1,012,865)	(1,237,056)
Adjustment Equity Awards		738,797	558,604	1,465,517	(306,877)	5,003,136
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		711,587	572,595	667,680	920,299	2,559,819
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		(63,925)	(115,510)	478,724	(788,746)	2,344,205
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		91,135	101,519	319,113	(444,787)	94,849
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		$ 0	$ 0	$ 0	$ 6,357	$ 4,264